CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues	$ 1,576,770		$ 2,053,708		$ 1,721,327		$ 1,444,042
Cost of sales	1,398,879		1,820,550		1,535,699		1,360,415
Gross profit	177,891		233,158		185,628		83,627
Selling, general and administrative expenses	101,251		151,553		138,013		113,592
Amortization expense	3,439		4,589		3,265		2,784
Restructuring and related asset impairment charges, net	7,953		2,660		14,288		13,221
Operating income / (loss)	65,248		74,356		30,062		(45,970)
Interest expense	41,249		54,256		59,148		51,444
Interest income	831		749		571		768
Other expense	0		1,331		1,300		(33,661)
Income / (loss) before provision for income taxes	24,830		19,518		(29,815)		(62,985)
Provision for income taxes	17,713		13,293		14,361		(1,187)
Net income / (loss)	7,117		6,225		(44,176)		(61,798)
Less: Net income attributable to the noncontrolling interests	4,627		5,109		8,441		8,904
Net income / (loss) attributable to Tower International, Inc.	2,490		1,116		(52,617)		(70,702)
Weighted average common shares outstanding
Basic (in shares)	20,098,355		19,364,433		13,865,509		12,467,866
Diluted (in shares)	20,533,788		20,069,532		13,865,509		12,467,866
Net income / (loss) per share attributable to Tower International, Inc.:
Basic (in dollars per share)	$ 0.12		$ 0.06		$ (3.79)		$ (5.67)
Diluted (in dollars per share)	$ 0.11		$ 0.05		$ (3.79)		$ (5.67)
As Reported [Member]
Revenues	1,825,269		2,406,089		1,997,058		1,634,405
Cost of sales	1,637,682		2,149,977		1,786,476		1,536,752
Gross profit	187,587		256,112		210,582		97,653
Selling, general and administrative expenses	106,153		158,392		143,975		118,331
Amortization expense	3,439		4,589		3,265		2,784
Restructuring and related asset impairment charges, net	7,953		2,660		14,288		13,436
Operating income / (loss)	70,042		90,471		49,054		(36,898)
Interest expense	46,890		62,133		66,872		57,881
Interest income	957		978		962		982
Other expense	0		1,331		1,300		(33,661)
Income / (loss) before provision for income taxes	24,109		27,985		(18,156)		(60,136)
Provision for income taxes	17,570		14,812		10,297		(1,104)
Net income / (loss)	6,539		13,173		(28,453)		(59,032)
Less: Net income attributable to the noncontrolling interests	4,627		5,109		8,441		8,904
Net income / (loss) attributable to Tower International, Inc.	1,912		8,064		(36,894)		(67,936)
Weighted average common shares outstanding
Basic (in shares)	20,098,355		19,364,433		13,865,509		12,467,866
Diluted (in shares)	20,533,788		20,069,532		13,865,509		12,467,866
Net income / (loss) per share attributable to Tower International, Inc.:
Basic (in dollars per share)	$ 0.10		$ 0.42		$ (2.66)		$ (5.45)
Diluted (in dollars per share)	$ 0.09		$ 0.40		$ (2.66)		$ (5.45)
Pro Forma Adjustments [Member]
Revenues	(248,499)	[1]	(352,381)	[1]	(275,731)	[1]	(190,363)	[1]
Cost of sales	(238,803)	[1]	(329,427)	[1]	(250,777)	[1]	(176,337)	[1]
Gross profit	(9,696)		(22,954)		(24,954)		(14,026)
Selling, general and administrative expenses	(4,902)	[1]	(6,839)	[1]	(5,962)	[1]	(4,739)	[1]
Amortization expense	0		0		0		0
Restructuring and related asset impairment charges, net	0		0		0		(215)
Operating income / (loss)	(4,794)		(16,115)		(18,992)		(9,072)
Interest expense	(5,641)	[1]	(7,877)	[1]	(7,724)	[1]	(6,437)	[1]
Interest income	(126)	[1]	(229)	[1]	(391)	[1]	(214)	[1]
Other expense	0		0		0		0
Income / (loss) before provision for income taxes	721		(8,467)		(11,659)		(2,849)
Provision for income taxes	143	[1]	(1,519)	[1]	4,064	[1]	(83)	[1]
Net income / (loss)	578		(6,948)		(15,723)		(2,766)
Less: Net income attributable to the noncontrolling interests	0		0		0		0
Net income / (loss) attributable to Tower International, Inc.	$ 578		$ (6,948)		$ (15,723)		$ (2,766)
Weighted average common shares outstanding
Basic (in shares)	20,098,355		19,364,433		13,865,509		12,467,866
Diluted (in shares)	20,533,788		20,069,532		13,865,509		12,467,866
Net income / (loss) per share attributable to Tower International, Inc.:
Basic (in dollars per share)	$ 0.02		$ (0.36)		$ (1.13)		$ (0.22)
Diluted (in dollars per share)	$ 0.02		$ (0.35)		$ (1.13)		$ (0.22)

[1]	The pro forma adjustments remove all previously reported balances related to the disposed operation.